Restructuring Charge	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Charge [Abstract]
RESTRUCTURING CHARGE

NOTE 5 — RESTRUCTURING CHARGE

During the three and nine months ended September 30, 2025, the Company recognized restructuring charges of $184 and $505 (which were included in the “Restructuring charge” line item in the unaudited condensed consolidated statement of operations), respectively, related to Corporate and the Consumer Products segment, which consisted of reductions in workforce. During the three months ended September 30, 2025, of the $184 total restructuring charges, $184 was related to the Consumer Products segment. During the nine months ended September 30, 2025, of the $505 total restructuring charges, $285 was related to Corporate and $220 was related to the Consumer Products segment.

During the three and nine months ended September 30, 2024, the Company recognized restructuring charges of $116 and $925 (which were included in the “Restructuring charge” line item in the unaudited condensed consolidated statement of operations), respectively, primarily related to reorganization and consolidation activities in the Communications segment and Consumer Products segment, which consisted of reductions in workforce. During the three months ended September 30, 2024, the $116 of total restructuring charges was related to the Communications segment. During the nine months ended September 30, 2024, of the $925 total restructuring charges, $546 was related to the Consumer Products segment and $379 was related to the Communications segment.

The following tables summarize the changes in accrued restructuring charge during the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Balance, beginning of period	$799	$1,047	$1,316	$2,542
Restructuring charge	184	116	505	925
Cash paid	(208)	68	(934)	(2,189)
Non-cash items	(53)	(447)	(165)	(494)
Balance, end of period	$722	$784	$722	$784

NOTE 5 — RESTRUCTURING CHARGE

The Company recorded restructuring charges in the amount of $1,522 and $2,131 during the years ended December 31, 2024 and 2023, respectively.

The restructuring charges during the year ended December 31, 2024 were primarily related to reorganization and consolidation activities in the Communications segment and Consumer Products segment, which consisted of reductions in workforce.

The restructuring charges during the year ended December 31, 2023 were primarily related to reorganization and consolidation activities in the Wealth Management segment, Communications segment, and Consumer Products segment. Reorganization and consolidation activities consisted of reductions in workforce and facility closures.

The following tables summarize the changes in accrued restructuring charge during the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Balance, beginning of year	$2,540	$2,335
Restructuring charge	1,522	2,131
Cash paid	(2,158)	(2,253)
Non-cash items	(588)	327
Balance, end of year	$1,316	$2,540

The following table summarizes the restructuring activities by reportable segment during the years ended December 31, 2024 and 2023:

	Wealth Management	Communications	Consumer Products	Total
Restructuring charges for the year ended December 31, 2024:
Employee termination costs	$—	$379	$1,143	$1,522
Total restructuring charge	$—	$379	$1,143	$1,522

Restructuring charges for the year ended December 31, 2023:
Employee termination costs	$—	$1,540	$530	$2,070
Facility closure and consolidation charge	61	—	—	61
Total restructuring charge	$61	$1,540	$530	$2,131